Fair Value - Fair Value Measurement and Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-financial assets:
Other real estate owned	$ 19,368,000	$ 28,193,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Doubtful and Impaired commercial collateral dependent loans	139,643,000	168,621,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	0	110,583,000
Impaired collateral dependent commercial loans with internal evaluation completed within last twelve months	139,643,000	0
Charges to allowance for probable loan losses in connection with other real estate owned	101,000	2,228,000	$ 0
Adjustment to fair value in connection with other real estate owned	1,296,000	632,000	$ 2,538,000
Fair Value, Measurements, Nonrecurring
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	4,590,000	14,662,000
Change in net provision, other real estate owned	1,296,000	632,000
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Assets:
Watch-List doubtful loans	75,573,000	169,246,000
Non-financial assets:
Other real estate owned	1,692,000	11,537,000
Fair Value, Measurements, Nonrecurring | Estimated Fair Value
Assets:
Watch-List doubtful loans	75,573,000	169,246,000
Non-financial assets:
Other real estate owned	$ 1,692,000	$ 11,537,000